DERIVATIVE LIABILITY (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative instruments	$ 1,286,743	$ 1,795,473	$ 2,660,167
Total	1,286,743	1,795,473	2,660,167
Level 1
Derivative instruments	0	0	0
Total	0	0	0
Level 2
Derivative instruments	1,286,743	1,795,473	2,660,167
Total	1,286,743	1,795,473	2,660,167
Level 3
Derivative instruments	0	0	0
Total	$ 0	$ 0	$ 0